Deutsche Investment Management Americas Inc.
                                    Two International Place
                                    Boston, MA 02110

                                    May 4, 2006

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

RE: DWS Communications Fund (the "Fund"), a series of DWS Communications Fund, Inc. (the "Corporation") (Reg. Nos. 002-87336, 811-3883);
         Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 37 to the Corporation's Registration Statement on Form N-1A (the "Amendment"), does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on April 27, 2006.

         Any comments or questions on this filing should be directed to the undersigned at (617) 295-2561.

                                    Very truly yours,

                                    /s/Nicholas J. Kolokithas
                                    Nicholas J. Kolokithas, Esq.
                                    Vice President and Counsel
                                    Deutsche Investment Management Americas Inc.

mal/nk